Income Taxes	12 Months Ended
Dec. 31, 2013
Disclosure Text Block
Income Taxes

NOTE 3 INCOME TAXES

TDS' income taxes balances at December 31, 2013 and 2012 were as follows:

December 31,	2013	2012
(Dollars in thousands)
Federal income taxes (payable)	$(20,288)	$(5,455)
State income taxes receivable	2,397	9,625

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Current
Federal	$181,579	$9,705	$(94,627)
State	11,614	5,092	5,583
Deferred
Federal	(65,970)	61,113	214,722
State	(1,180)	(2,328)	(12,175)
	$126,043	$73,582	$113,503

A reconciliation of TDS' income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to TDS' effective income tax expense rate is as follows:

Year Ended December 31,	2013		2012		2011
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$102.5	35.0%	$68.7	35.0%	$127.3	35.0%
State income taxes, net of federal benefit (1)	10.5	3.6	8.4	4.2	(20.9)	(5.7)
Effect of noncontrolling interests	(1.0)	(0.4)	-	-	(3.0)	(0.8)
Gains (losses) on investments and sale of assets (2)	14.9	5.1	-	-	-	-
Correction of deferred taxes (3)	-	-	(6.1)	(3.1)	6.0	1.6
Other differences, net	(0.9)	(0.3)	2.6	1.4	4.1	1.1
Total income tax expense and rate	$126.0	43.0%	$73.6	37.5%	$113.5	31.2%

(1)	Net state income taxes include changes in the valuation allowance. The 2011 benefit primarily relates to the ability to utilize net operating losses as a result of state income tax law changes. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2013, 2012 and 2011.

(2)	Represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.

(3)	TDS recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis and law changes that related to periods prior to 2012 and 2011, respectively.

TDS' current Net deferred income tax asset totaled $106.1 million and $43.4 million at December 31, 2013 and 2012, respectively, and primarily represents the deferred tax effects of the deferred revenue for the loyalty reward points, the allowance for doubtful accounts on customer receivables, and accrued liabilities.

TDS' noncurrent deferred income tax assets and liabilities at December 31, 2013 and 2012 and the temporary differences that gave rise to them were as follows:

December 31,	2013	2012
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss (“NOL”) carryforwards	$121,651	$121,111
Stock-based compensation	50,563	53,330
Compensation and benefits - other	12,681	32,484
Deferred rent	20,500	16,862
Other	32,444	32,654
	237,839	256,441
Less valuation allowance	(70,609)	(69,108)
Total noncurrent deferred tax assets	167,230	187,333
Noncurrent deferred tax liabilities
Property, plant and equipment	637,090	666,201
Licenses/intangibles	251,578	250,860
Partnership investments	136,581	127,331
Other	4,956	5,521
Total noncurrent deferred tax liabilities	1,030,205	1,049,913
Net noncurrent deferred income tax liability	$862,975	$862,580

At December 31, 2013, TDS and certain subsidiaries had $1,951.4 million of state NOL carryforwards (generating a $100.7 million deferred tax asset) available to offset future taxable income. The state NOL carryforwards expire between 2014 and 2033. Certain subsidiaries had federal NOL carryforwards (generating a $21.0 million deferred tax asset) available to offset their future taxable income. The federal NOL carryforwards expire between 2018 and 2033. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be used.

A summary of TDS' deferred tax asset valuation allowance is as follows:

	2013	2012	2011
(Dollars in thousands)
Balance at January 1,	$70,502	$49,686	$71,014
Charged to income tax expense	1,954	5,268	(28,511)
Charged to other accounts	6,608	15,548	7,183
Balance at December 31,	$79,064	$70,502	$49,686

As of December 31, 2013, the valuation allowance reduced current deferred tax assets by $8.5 million and noncurrent deferred tax assets by $70.6 million.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012	2011
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$28,420	$28,841	$34,002
Additions for tax positions of current year	6,388	7,027	4,369
Additions for tax positions of prior years	1,858	1,673	171
Reductions for tax positions of prior years	(467)	(7)	(1,973)
Reductions for settlements of tax positions	(1,337)	(21)	(976)
Reductions for lapses in statutes of limitations	(4,472)	(9,093)	(6,752)
Unrecognized tax benefits balance at December 31,	$30,390	$28,420	$28,841

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2013, 2012 and 2011 by $19.8 million, $18.6 million and $18.2 million, respectively, net of the federal benefit from state income taxes. As of December 31, 2013, TDS does not expect unrecognized tax benefits to change significantly in the next twelve months.

TDS recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense. The amounts charged to Income tax expense related to interest and penalties resulted in an expense of $0.7 million in 2013, and a benefit of $1.5 million and $2.5 million in 2012 and 2011, respectively. Net accrued interest and penalties were $12.4 million and $13.2 million at December 31, 2013 and 2012, respectively.

TDS and its subsidiaries file federal and state income tax returns. TDS remains subject to federal income tax audits for the tax years after 2011. With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2009.